Other financial assets - Securities per issuing entity (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Amortized cost
Other financial assets
Amortized cost	€ 63
Nominal value	63
Fair value	62
Quoted bonds issued by sovereign states | Amortized cost
Other financial assets
Amortized cost	60
Nominal value	60
Fair value	59
Maximum value of sovereign states bonds included in other category	€ 10
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy | Minimum
Other financial assets
Nominal rate of return (%)	0.00%
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy | Maximum
Other financial assets
Nominal rate of return (%)	3.60%
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy) | Minimum
Other financial assets
Nominal rate of return (%)	0.00%
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy) | Maximum
Other financial assets
Nominal rate of return (%)	5.00%
Quoted bonds issued by sovereign states, Fixed rate bonds | Amortized cost | Italy
Other financial assets
Amortized cost	€ 18
Nominal value	18
Fair value	€ 17
Maturity date	from 2026 to 2035
Rating - Moody's	Baa2
Rating - S&P	BBB+
Quoted bonds issued by sovereign states, Fixed rate bonds | Amortized cost | Foreign (outside Italy)
Other financial assets
Amortized cost	€ 31
Nominal value	31
Fair value	€ 31
Maturity date	from 2026 to 2030
Rating - Moody's	from Aa1 to Baa2
Rating - S&P	from AA+ to BBB-
Quoted bonds issued by sovereign states, Floating rate bonds | Italy | Minimum
Other financial assets
Nominal rate of return (%)	2.60%
Quoted bonds issued by sovereign states, Floating rate bonds | Italy | Maximum
Other financial assets
Nominal rate of return (%)	2.90%
Quoted bonds issued by sovereign states, Floating rate bonds | Amortized cost | Italy
Other financial assets
Amortized cost	€ 11
Nominal value	11
Fair value	€ 11
Maturity date	from 2026 to 2029
Rating - Moody's	Baa2
Rating - S&P	BBB+
European Bank of Investments [member]
Other financial assets
Amortized cost	€ 3
Nominal value	3
Fair value	€ 3
Nominal rate of return (%)	3.75%
Maturity date	2026
Rating - Moody's	Aaa
Rating - S&P	AAA